UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02349
Morgan Stanley Income Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: September 30, 2009
Date of reporting period: June 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Securities Inc.
Portfolio of Investments June 30, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	CORPORATE BONDS (95.9%)
	Accident & Health Insurance (0.8%)
$375	Aflac Inc.	8.50%	05/15/19	$401,375
445	Travelers Cos Inc. (The)	5.80	05/15/18	458,197
310	Travelers Cos Inc. (The)	5.90	06/02/19	319,971

				1,179,543

	Advertising/Marketing Services (0.5%)
690	WPP Finance (United Kingdom)	8.00	09/15/14	701,450

	Aerospace & Defense (0.3%)
399	Systems 2001 Asset Trust - 144A (Cayman Islands) (a)	6.664	09/15/13	399,448

	Agricultural Commodities/Milling (0.3%)
425	Bunge Ltd. Finance Corp.	8.50	06/15/19	445,149

	Airlines (0.2%)
333	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	256,591

	Aluminum (0.5%)
200	Alcoa Inc.	5.87	02/23/22	157,431
610	Alcoa Inc.	6.75	07/15/18	542,057

				699,488

	Banking (0.1%)
30	Capital One Financial Co.	7.375	05/23/14	30,967
150	Rabobank Nederland — Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A.	11.00	12/31/49	167,298

				198,265

	Banks — Commercial (0.2%)
240	Northern Trust Co.	6.50	08/15/18	261,574

	Beverages: Alcoholic (1.9%)
1,020	Anheuser-Busch Cos, Inc.	5.375	11/15/14	1,030,285
210	Anheuser-Busch Cos, Inc.	5.50	01/15/18	203,136
200	Anheuser-Busch Cos, Inc.	7.20	01/15/14	215,232
60	Anheuser-Busch Cos, Inc.	8.20	01/15/39	67,019
345	Bacardi Ltd. - 144A (Bermuda) (a)	8.20	04/01/19	378,516
95	Constellation Brands Inc.	7.25	09/01/16	88,350
780	FBG Finance Ltd. - 144A (Australia) (a)	5.125	06/15/15	731,596

				2,714,134

	Biotechnology (0.8%)
240	Amgen Inc.	5.70	02/01/19	253,671
340	Amgen Inc.	5.85	06/01/17	361,349
560	Biogen Idec Inc.	6.875	03/01/18	568,306

				1,183,326

	Broadcasting (0.3%)
525	Grupo Televisa S.A. (Mexico)	6.00	05/15/18	497,601

	Cable/Satellite TV (3.6%)
1,250	Comcast Corp.	5.70	05/15/18	1,258,884
820	Comcast Corp.	6.40	05/15/38	805,310
685	Comcast Corp.	6.45	03/15/37	677,249
1,475	Comcast Corp.	6.50	01/15/15	1,566,326
175	CSC Holdings, Inc.	7.625	07/15/18	162,969
125	DIRECTV Holdings LLC/Financing Co., Inc.	6.375	06/15/15	116,250
580	DIRECTV Holdings LLC/Financing Co., Inc.	7.625	05/15/16	566,950

				5,153,938

	Canadian Oil & Gas (0.7%)
950	Canadian Natural Resources Ltd. (Canada)	6.25	03/15/38	951,406

	Cellular Telephone (0.1%)
150	U.S. West Communications, Inc.	6.875	09/15/33	110,250

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Chemicals: Agricultural (0.3%)
350	Potash Corp.	6.50	05/15/19	377,824

	Construction Materials (0.9%)
895	CRH America Inc.	6.00	09/30/16	797,613
460	CRH America Inc.	8.125	07/15/18	443,537

				1,241,150

	Consumer Products & Services (0.4%)
500	Fortune Brands Inc.	6.375	06/15/14	497,673

	Containers/Packaging (0.2%)
260	Sealed Air Corp. PLC - 144A (a)	7.875	06/15/17	258,055

	Contract Drilling (0.3%)
360	Diamond Offshore Drill	5.875	05/01/19	367,506

	Data Processing Services (0.4%)
600	Fiserv, Inc.	6.80	11/20/17	607,754

	Diversified Manufacturing (0.3%)
480	Tyco Electronics Group	5.95	01/15/14	448,692

	Drugstore Chains (1.4%)
375	CVS Caremark Corp.	6.60	03/15/19	401,411
918	CVS Lease Pass Through - 144A (a)	6.036	12/10/28	786,077
825	CVS Lease Pass Through - 144A (a)	8.353	07/10/31	827,475

				2,014,963

	Electric Utilities (11.8%)
760	AES Corp. (The) 144A (a)	8.00	06/01/20	685,900
285	CenterPoint Energy Resources, Corp.	6.25	02/01/37	215,027
305	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	325,597
1,000	Consumers Energy Co.	5.80	09/15/35	919,641
1,330	Dominion Resources Inc.	7.00	06/15/38	1,455,426
530	DTE Energy Co.	7.625	05/15/14	553,699
350	E.ON International Finance BV - 144A (a)	5.80	04/30/18	364,772
335	Enel Finance International S.A. - 144A (Luxembourg) (a)	6.25	09/15/17	350,325
300	Entergy Gulf States Louisiana, LLC	6.00	05/01/18	295,913
1,300	Exelon Corp.	6.75	05/01/11	1,357,477
215	Indianapolis Power & Light Co. - 144A (a)	6.30	07/01/13	215,124
840	Nevada Power Co. (Series V)	7.125	03/15/19	899,279
1,565	Ohio Edison Co.	6.40	07/15/16	1,600,782
1,510	Ohio Power Company (Series K)	6.00	06/01/16	1,540,112
380	Oncor Electric Delivery - 144A (a)	6.80	09/01/18	406,767
500	Pacific Gas & Electric Co.	5.625	11/30/17	530,131
990	PPL Energy Supply LLC	6.50	05/01/18	1,006,741
825	Progress Energy Inc.	7.05	03/15/19	916,971
640	PSEG Power LLC	8.625	04/15/31	756,210
185	Public Service Electric & Gas Co. (Series B)	5.00	01/01/13	191,371
635	Southwestern Public Service Co.	8.75	12/01/18	764,328
1,025	Texas Eastern Transmission	7.00	07/15/32	1,081,315
140	Toledo Edison Co.	7.25	05/01/20	156,177
430	Union Electric Co.	6.40	06/15/17	442,195

				17,031,280

	Electrical Products (0.2%)
270	Cooper Industries, Inc.	5.25	11/15/12	288,579

	Electronic Components (0.3%)
405	Philips Electronics NV (Netherlands)	5.75	03/11/18	408,928

	Electronic Equipment/Instruments (1.0%)
1,365	Xerox Corp.	6.35	05/15/18	1,220,250
245	Xerox Corp.	8.25	05/15/14	255,020

				1,475,270

	Electronic Production Equipment (0.3%)
535	KLA-Tenor Corp.	6.90	05/01/18	481,769

	Electronics/Appliances (0.2%)
250	Whirlpool Corp.	8.60	05/01/14	261,506

	Finance/Rental/Leasing (1.8%)
555	Capital One Financial Corp.	6.75	09/15/17	531,834

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
840	CIT Group, Inc.	5.65		02/13/17	474,576
600	Countrywide Financial Corp.	6.25		05/15/16	533,020
1,280	SLM Corp. (Series A)	5.00		10/01/13	1,036,276

					2,575,706

	Financial Conglomerates (2.4%)
360	American Express Credit Corp. (Series C)	7.30		08/20/13	374,626
510	Brookfield Asset Management Inc. (Canada)	5.80		04/25/17	422,681
170	Citigroup Inc.	5.875		05/29/37	133,230
815	Citigroup Inc.	8.50		05/22/19	830,426
410	Principal Financial Group Inc.	8.875		05/15/19	431,134
285	Prudential Financial, Inc.	6.625		12/01/37	247,648
1,020	Prudential Financial, Inc.	7.375		06/15/19	1,003,203

					3,442,948

	Food Retail (1.5%)
546	Delhaize America, Inc.	9.00		04/15/31	664,562
105	Delhaize Group	5.875		02/01/14	107,910
280	Kroger Co. (The)	5.00		04/15/13	286,683
325	Kroger Co. (The)	7.50		01/15/14	364,018
735	Kroger Co. (The)	6.40		08/15/17	780,468

					2,203,641

	Food: Major Diversified (4.0%)
730	ConAgra Foods, Inc.	7.00		10/01/28	727,219
585	ConAgra Foods, Inc.	8.25		09/15/30	654,246
410	General Mills Inc.	5.25		08/15/13	433,438
795	General Mills Inc.	5.65		02/15/19	832,447
455	Kraft Foods Inc.	6.00		02/11/13	485,129
1,760	Kraft Foods Inc.	6.125		02/01/18	1,822,730
80	Kraft Foods Inc.	6.875		02/01/38	84,896
505	Kraft Foods Inc.	6.875		01/26/39	536,280
235	Kraft Foods Inc.	7.00		08/11/37	248,955

					5,825,340

	Foods & Beverages (0.5%)
715	Dr. Pepper Snapple Group Inc.	6.82		05/01/18	757,380

	Gas Distributors (1.7%)
285	DCP Midstream LLC - 144A (a)	6.75		09/15/37	237,425
740	Energy Transfer Partners	8.50		04/15/14	830,845
215	Florida Gas Transmission	7.90		05/15/19	236,714
460	NiSource Finance Corp.	6.80		01/15/19	431,797
700	Questar Market Resources Inc.	6.80		04/01/18	660,616

					2,397,397

	Home Building (0.1%)
240	Pulte Homes, Inc.	6.375		05/15/33	159,600

	Home Improvement Chains (1.5%)
2,110	Home Depot, Inc. (The)	5.40		03/01/16	2,109,160

	Hospital/Nursing Management (0.3%)
175	HCA INC	8.50		04/15/19	172,375
245	Tenet Healthcare Corp.	7.375		02/01/13	221,725

					394,100

	Industrial Conglomerates (1.5%)
785	General Electric Capital Corp.	5.25		12/06/17	772,200
1,450	General Electric Capital Corp.	5.625		05/01/18	1,373,718

					2,145,918

	Industrial Specialties (0.6%)
795	Cox Communications, Inc. - 144A (a)	8.375		03/01/39	889,014

	Insurance (0.8%)
740	American Financial Group Inc.	9.875		06/15/19	741,393
430	Lincoln National Corp.	8.75		07/01/19	434,358

					1,175,751

	Insurance Brokers/Services (0.8%)
720	Catlin Insurance Co., Ltd. - 144A (Bahamas) (a)	7.249	(b)	12/31/49	403,692
205	Farmers Exchange Capital - 144A (a)	7.05		07/15/28	142,223
830	Farmers Insurance Exchange - 144A (a)	8.625		05/01/24	670,919

					1,216,834

	Integrated Oil (2.2%)
490	Hess Corp.	7.125		03/15/33	492,163
525	Hess Corp.	8.125		02/15/19	598,711

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
1,125	Marathon Oil Corp.	6.00		10/01/17	1,147,353
1,030	Petro-Canada (Canada)	5.95		05/15/35	931,148

					3,169,375

	International Banks (0.2%)
255	UBS AG/Stampford CT (Switzerland)	5.875		12/20/17	237,857

	Investment Banks/Brokers (1.2%)
495	Amerprise Financial Inc.	7.30		06/28/19	507,431
180	Goldman Sachs Group Inc. (The)	6.75		10/01/37	160,488
565	Goldman Sachs Group Inc. (The)	6.15		04/01/18	550,986
555	Merrill Lynch & Co. (Series MTN)	6.875		04/25/18	514,506

					1,733,411

	Life/Health Insurance (0.7%)
365	Metlife Inc.	6.75		06/01/16	372,099
130	Metlife Inc.	7.717		02/15/19	139,290
560	Metlife Inc.	10.75		08/01/39	559,894

					1,071,283

	Major Banks (1.9%)
890	Bank of America Corp.	5.65		05/01/18	787,747
125	Bank of America Corp.	7.625		06/01/19	125,774
245	Barclays Bank PLC - 144A (United Kingdom) (a)	6.05		12/04/17	212,791
140	Credit Suisse/New York NY (Switzerland)	5.00		05/15/13	143,250
245	Credit Suisse/New York NY (Switzerland)	5.50		05/01/14	254,809
90	Credit Suisse FB USA Inc. (Switzerland)	5.125		08/15/15	92,409
795	HBOS PLC - 144A (United Kingdom) (a)	6.75		05/21/18	601,056
240	State Street Corp.	4.30		05/30/14	237,533
220	Wells Fargo & Co.	5.625		12/11/17	216,912

					2,672,281

	Major Telecommunications (8.3%)
1,465	AT&T Corp.	8.00		11/15/31	1,695,594
335	Deutsche Telekom International Finance Corp. NV (Netherlands)	6.75		08/20/18	356,148
1,505	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75	(b)	06/15/30	1,766,516
710	Rogers Communications, Inc. (Canada)	6.80		08/15/18	762,439
1,525	SBC Communications, Inc.	6.15		09/15/34	1,452,218
1,690	Telecom Italia Capital SA (Luxembourg)	4.95		09/30/14	1,619,701
240	Telecom Italia Capital SA (Luxembourg)	6.999		06/04/18	243,197
780	Telecom Italia Capital SA (Luxembourg)	7.175		06/18/19	792,078
1,835	Telefonica Europe BV (Netherlands)	8.25		09/15/30	2,278,123
840	Verizon Communications Inc.	5.50		02/15/18	835,628
100	Verizon Communications Inc.	8.95		03/01/39	126,664

					11,928,306

	Managed Health Care (0.4%)
368	Unitedhealth Group Inc.	5.80		03/15/36	298,559
320	Unitedhealth Group Inc.	6.00		02/15/18	307,618

					606,177

	Manufacturers (0.2%)
330	ITT Corp.	6.125		05/01/19	339,778

	Marine Shipping (0.6%)
565	Union Pacific Corp.	6.125		02/15/20	586,990
290	Union Pacific Corp.	7.875		01/15/19	332,529

					919,519

	Media Conglomerates (7.6%)
895	News America, Inc.	6.40		12/15/35	785,647
1,110	News America, Inc.	6.65		11/15/37	1,001,445
415	Thomson Reuters Corp. (Canada)	6.50		07/15/18	432,635
2,720	Time Warner Cable Inc.	5.875		11/15/16	2,684,537
85	Time Warner Cable Inc.	6.50		11/15/36	74,654
2,645	Time Warner Cable Inc.	6.75		07/01/18	2,759,584
390	Time Warner Cable Inc.	6.75		06/15/39	380,780
375	Time Warner Cable Inc.	7.70		05/01/32	369,476
300	Time Warner Cable Inc.	8.25		04/01/19	340,969
520	Time Warner Cable Inc.	8.75		02/14/19	606,787
1,135	Viacom, Inc.	6.875		04/30/36	1,048,729
505	Vivendi - 144A (France) (a)	6.625		04/04/18	509,228

					10,994,471

	Medical Specialties (1.0%)
605	Fisher Scientific International, Inc.	6.125		07/01/15	608,021
635	Hospira, Inc.	1.712	(b)	03/30/10	629,435
145	Hospira, Inc.	6.40		05/15/15	152,821

					1,390,277

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Motor Vehicles (0.6%)
540	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	569,496
380	Harley-Davidson Funding Corp. - 144A (a)	6.80		06/15/18	330,221

					899,717

	Multi-Line Insurance (0.6%)
215	Allstate Corp. (The)	7.45		05/16/19	233,010
645	AIG SunAmerica Global Financing VI - 144A (a)	6.30		05/10/11	606,204
750	Two-Rock Pass-Through - 144A (Bahamas) (a) (e)	1.896	(b)	12/31/49	2,437

					841,651

	Oil & Gas Pipelines (4.7%)
443	Colorado Interstate Gas Co.	6.80		11/15/15	457,302
1,615	Enterprise Products Operating L.P. (Series B)	5.60		10/15/14	1,661,680
190	GAZ Capital S.A. - 144A (Luxembourg) (a)	6.51		03/07/22	143,450
610	Kinder Morgan Energy Partners, L.P.	5.95		02/15/18	598,109
355	Kinder Morgan Energy Partners, L.P.	6.85		05/15/20	364,563
415	Kinder Morgan Energy Partners, L.P.	5.85		09/15/12	432,962
980	Kinder Morgan Finance Co. (Canada)	5.70		01/05/16	845,250
1,090	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	985,641
470	Transcontinental Gas Pipe Line Corp. (Series B)	8.875		07/15/12	517,115
800	Williams Cos., Inc. (The) - 144A (a)	8.75		01/15/20	835,438

					6,841,510

	Oil & Gas Production (4.2%)
385	Chesapeake Energy Corp.	7.625		07/15/13	367,675
960	Devon Financing Corp.	7.875		09/30/31	1,133,614
1,570	EnCana Corp. (Canada)	6.50		02/01/38	1,613,811
405	Husky Energy Inc.	7.25		12/15/19	443,313
210	Newfield Exploration Co.	7.125		05/15/18	191,888
950	XTO Energy Inc.	5.50		06/15/18	953,624
1,250	XTO Energy Inc.	6.50		12/15/18	1,343,433

					6,047,358

	Oil Refining/Marketing (0.5%)
900	Valero Energy Corp.	6.625		06/15/37	770,023

	Oil Related (0.6%)
800	Transocean Inc.	6.00		03/15/18	833,099

	Oilfield Services/Equipment (0.6%)
850	Weatherford International Inc.	6.35		06/15/17	843,019

	Other Metals/Minerals (1.6%)
225	Brascan Corp. (Canada)	7.125		06/15/12	221,077
995	Rio Tinto Finance (USA) Ltd. (Australia)	6.50		07/15/18	997,262
275	Teck Resources Ltd.	10.25		05/15/16	288,416
810	Vale Overseas Ltd.	6.875		11/21/36	771,124

					2,277,879

	Pharmaceuticals: Major (1.5%)
375	AstraZeneca PLC (United Kingdom)	5.90		09/15/17	402,218
60	AstraZeneca PLC (United Kingdom)	6.45		09/15/37	66,741
635	Roche Holdings Inc. - 144A (a)	6.00		03/01/19	678,336
885	Schering-Plough Corp.	6.00		09/15/17	944,059
60	Wyeth	5.45		04/01/17	62,753
60	Wyeth	5.50		02/15/16	62,893

					2,217,000

	Property - Casualty Insurers (1.3%)
500	ACE INA Holdings	5.60		05/15/15	506,765
790	Berkshire Hathaway Finance Corp.	5.40		05/15/18	815,553
135	Chubb Corp. (The)	5.75		05/15/18	140,269
500	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	427,233

					1,889,820

	Pulp & Paper (0.5%)
75	Georgia Pacific LLC - 144A (a)	8.25		05/01/16	73,125
660	International Paper Co.	9.375		05/15/19	673,853

					746,978

	Railroads (1.4%)
1,190	Northfolk Southern Corp. - 144A (a)	5.75		01/15/16	1,234,229
800	Union Pacific Corp.	5.45		01/31/13	830,027

					2,064,256

	Real Estate Investment Trusts (0.7%)
725	AvalonBay Communities, Inc.	5.50		01/15/12	727,315

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
345	Simon Property Group, L.P.	6.75		05/15/14	347,012

					1,074,327

	Restaurants (0.7%)
50	Tricon Global Restaurants, Inc.	8.875		04/15/11	54,602
100	Yum! Brands Inc.	6.25		03/15/18	103,062
825	Yum! Brands Inc.	6.875		11/15/37	834,198

					991,862

	Savings Banks (0.5%)
855	Sovereign Bancorp, Inc.	0.842	(b)	03/23/10	789,192

	Services to the Health Industry (0.7%)
935	Medco Health Solutions, Inc.	7.125		03/15/18	986,224

	Specialty Telecommunications (0.5%)
420	Centurytel Inc.	6.00		04/01/17	379,619
435	Citizens Communications	7.125		03/15/19	373,013

					752,632

	Steel (1.2%)
910	ArcelorMittal	6.125		06/01/18	797,559
865	ArcelorMittal - 144A (a)	9.85		06/01/19	935,015

					1,732,574

	Telecommunication Equipment (0.3%)
325	Corning Inc.	6.625		05/15/19	332,752
135	Corning Inc.	7.25		08/15/36	131,324

					464,076

	Telecommunications (0.3%)
525	Qwest Corp.	6.50		06/01/17	464,625

	Television (0.5%)
680	CBS Corp.	8.875		05/15/19	663,802

	Tobacco (2.3%)
895	Altria Group Inc.	9.25		08/06/19	1,006,696
390	Altria Group Inc.	9.70		11/10/18	447,823
685	Altria Group Inc.	10.20		02/06/39	811,504
245	BAT International Finance PLC - 144A (United Kingdom) (a)	9.50		11/15/18	288,422
565	Lorrillard Tobacco Co.	8.125		06/23/19	585,639
215	Reynolds American Inc.	6.50		07/15/10	220,096

					3,360,180

	TOTAL CORPORATE BONDS (Cost $137,497,504)				138,420,440

	COLLATERALIZED MORTGAGE OBLIGATIONS (0.6%)
	Private Issues
375	Bear Stearns Commercial Mortgage Sec., Inc. 2007-T26 A4	5.471		01/12/45	312,446
630	LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739		07/15/30	540,479

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $844,199)				852,925

	U.S. GOVERNMENT OBLIGATION (0.5%)
620	U.S. Treasury Inflation Index Note (TIPS) (Cost $728,128)	3.625		04/15/28	755,526

	FOREIGN GOVERNMENT OBLIGATION (0.3%)
375	Republic of Korea (The) (Korea) (Cost $371,445)	7.125		04/16/19	405,213

	MUNICIPAL BOND (0.1%)
	Transportation
190	Illinois State Toll Highway Authority (The) 2009 Ser A (Cost $190,000)	6.184		01/01/34	195,398

	SHORT-TERM INVESTMENT (0.9%)
	U.S. Government Obligations (c) (d) (f)
1,335	U.S. Treasury Bills (Cost $1,333,663)	0.2185 - 0.27		11/12/09	1,333,663

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	TOTAL INVESTMENTS (Cost $140,964,939) (g) (h)		98.4%	141,963,165
	OTHER ASSETS IN EXCESS OF LIABILITIES		1.6	2,326,008

	NET ASSETS		100.0%	$144,289,173

MTN	Medium Term Note.

TIPS	Treasury Inflation-Protected Security.

(a)	Resale is restricted to qualified institutional investors.

(b)	Floating rate security. Rate shown is the rate in effect at June 30, 2009.

(c)	A portion of this security has been physically segregated in connection with open future contracts.

(d)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(e)	Foreign security issued with perpetual maturity.

(f)	May include cash designated as collateral in connection with open swap contracts.

(g)	Securities have been designated as collateral in connection with open futures contracts and open swap contracts.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at June 30, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

84	Long	U.S. Treasury Notes 2 Year, September 2009	$18,162,376	$(31,966)
117	Long	U.S. Treasury Notes 5 Year, September 2009	13,422,094	(14,536)
62	Short	U.S. Treasury Bonds 20 Year, June 2009	(7,338,282)	(141,675)
236	Short	U.S. Treasury Notes 10 Year, June 2009	(27,438,689)	55,508

		Net Unrealized Depreciation		$(132,669)

Credit Default Swap Contracts Open at June 30, 2009:

		NOTIONAL			UNREALIZED			CREDIT
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION	UPFRONT		RATING
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)	PAYMENTS	VALUE	OF ISSUER +
								(unaudited)
Merril Lynch, Inc. Dow Jones Index	Sell	$5,200	5.00	June 20, 2014	$64,022	$331,646	$395,668	NR

Goldman Sachs International Dow Jones Index	Sell	$4,304	1.55	June 20, 2013	$(67,690)	$24,562	$(43,128)	NR

Bank of America, N.A. Carnival Corp.	Buy	$605	1.57	March 20, 2018	$(416)	$—	$(416)	BBB+

Bank of America, N.A. Centurytel Inc.	Buy	$395	0.88	September 20, 2017	$1,035	$—	$1,035	BBB-

Goldman Sachs International Sealed Air Corp.	Buy	$250	1.08	March 20, 2018	$1,563	$—	$1,563	BB+

Bank of America, N.A. Toll Brothers, Inc.	Buy	$770	2.90	March 20, 2013	$(37,203)	$—	$(37,203)	BBB-

Bank of America, N.A. Tyco Electronics Ltd.	Buy	$385	5.00	June 20, 2014	$(29,853)	$(16,174)	$(46,027)	BBB-

Barclays Capital Group Whirlpool Corp.	Buy	$250	1.00	June 20, 2014	$3,901	$13,480	$17,381	BBB-

Total Credit Default Swaps		$2,655			$(64,641)	$353,514	$288,873

NR-	Not Rated

+	Credit Rating as issued by Standard & Poors.
Asset Swap Contract Open at June 30, 2009:

	NOTIONAL	PAYMENTS	PAYMENTS
	AMOUNT	RECEIVED	MADE	TERMINATION	UNREALIZED
COUNTERPARTY	(000’S)	BY FUND	BY FUND	DATE	APPRECIATION
Barclays Bank Inflation	$470	Floating Rate 2.408% #	Fixed Rate 3.625% ##	April 16, 2023	$11,840

#	Floating rate based on USD-3 Months LIBOR.

##	Fixed rate based on interest received from TIPS bond/note held by the Fund.

Morgan Stanley Income Securities Inc.
Notes to the Portfolio of Investments
SFAS 157
6/30/2009
The Fund adoptedFinancial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal marketthe most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at June 30, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Collateralized Mortgage Obligations	$852,925	—	$852,925	—
Corporate Bonds	138,420,440		138,420,440
Foreign Government Obligations	405,213	—	405,213	—
Municipal Bonds	195,398	—	195,398	—
US Government Obligations	755,526	—	755,526	—
Short-Term Investment — US Government Obligation	1,333,663	—	1,333,663	—
Futures	55,508	$55,508	—	—
Swaps	82,361	—	82,361	—

Total Assets	$142,101,034	$55,508	$142,045,526	$0

Liabilities:
Futures	$(188,177)	$(188,177)	—	—
Swaps	(135,162)	—	$(135,162)	—

Total Liabilities	$(323,339)	$(188,177)	$(135,162)	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Beginning Balance	$106,022
Net purchases (sales)	(132,435)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	1,858,793
Realized gains (losses)	(1,832,380)

Ending Balance	$0

Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2009	—

Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or (effective February 24, 2009) Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Income Securities Inc.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 20, 2009

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